Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Feb. 03, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2017